RELATED PARTY TRANSACTIONS (Details Narrative) - CAD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Related Party Transactions
Advances from related parties	$ 0	$ 0	$ 2,420
Payments to acquire equipment	0	44,439	0
Fees payable to Officers and Directors of the Company	1,116,103	508,399	0
Prepaid balance	0	74,147
Fee Payable	546,653	59,518
Stock-based compensation	$ 0	$ 2,286,120	$ 0